Business Acquisitions (Details) - Part 2 - USD ($)								12 Months Ended
	Dec. 31, 2023	Dec. 09, 2022	Oct. 31, 2022	Aug. 12, 2022	Jul. 29, 2022	Jun. 30, 2022	Jun. 15, 2022	Dec. 31, 2023	Nov. 18, 2022
Business Acquisitions [Line Items]
Combined acquisitions								$ 1,014,000
Interest	75.00%							75.00%	12.00%
Dietz Family Pet Hospital [Member]
Business Acquisitions [Line Items]
Combined acquisitions								$ 500,000
Furniture, fixtures & equipment						$ 15,849
Consideration transferred, total							$ 500,000
Conversion price discount	25.00%							25.00%
Aberdeen Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions					$ 574,683
Furniture, fixtures & equipment					30,882
Consideration transferred, total					$ 574,683
Conversion price discount	25.00%							25.00%
All Breed Pet Care veterinary clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions				$ 2,122,000
Furniture, fixtures & equipment						70,013
Consideration transferred, total				952,000
Conversion price discount	25.00%							25.00%
Sale in exchange				$ 1,200,000
Measurement period adjustments						$ 20,000
Pony Express Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions	$ 3,108,652
Consideration transferred, total			$ 2,608,652
Conversion price discount	25.00%							25.00%
Sale in exchange			$ 500,000
Williamsburg Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions		$ 850,000
Consideration transferred, total		$ 850,000
Conversion price discount	25.00%							25.00%
Aberdeen Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 445,981							$ 445,981
Maturity date								Sep. 09, 2027
Convertible note								$ 50,000
Interest	6.00%							6.00%
All Breed Pet Care veterinary clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 1,765,450							$ 1,765,450
Maturity date								Sep. 09, 2027
Convertible note								$ 75,000
Interest	6.00%							6.00%
Pony Express Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 2,853,314							$ 2,853,314
Maturity date	Sep. 09, 2027
Convertible note	$ 200,000
Interest	6.00%							6.00%
Williamsburg Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 637,500							$ 637,500
Maturity date	Sep. 09, 2027
Convertible note	$ 100,000
Interest	6.00%							6.00%